Income Taxes - Schedule of International Components of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
PRC	$ (11,212,209)
Foreign	(3,273,972)
Total	$ (14,486,181)	$ (20,908,714)	$ (39,065,049)